Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI SOCIAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2015